Property, plant and equipment	6 Months Ended
Jun. 30, 2025
Property, plant and equipment.
Property, plant and equipment

Note  5

Property, plant and equipment

			Other fixtures and	Assets under
EUR’000	Vessels	Dry dock	fittings	construction	Total

Cost 2025
1 January 2025	1,056,664	17,644	13,513	736,610	1,824,431
Additions	18,008	649	6,204	691,428	716,289
Transfer from assets under construction	707,330	7,723	-	(715,053)	-
Disposals	(270)	-	-	-	(270)
30 June 2025	1,781,732	26,016	19,717	712,985	2,540,450

Accumulated depreciation and impairment
1 January 2025	104,119	6,541	1,505	-	112,165
Depreciation charge	39,940	2,380	1,414	-	43,734
Disposals	-	-	-	-	-
30 June 2025	144,059	8,921	2,919	-	155,899
Net book value	1,637,673	17,095	16,798	712,985	2,384,551

Additions during the first half of 2025 are driven by downpayments of EUR 691 million for the third A-class foundation installation vessels (EUR 102 million), the P-class vessels (EUR 201 million), the M-class and Wind Keeper installation vessels (EUR 374 million) and O-class vessel upgrades (EUR 14 million) represented above on assets under construction.

Additions during the first half of 2024 were mainly driven by downpayments of EUR 250 million for the third A-class foundation installation vessels (EUR 94 million), the P-class vessels (EUR 51 million), the M-class installation vessels (EUR 66 million) and the final instalments for the main cranes for both Wind Orca (EUR 17 million) and Wind Osprey (EUR 22 million).

Transfer from assets under construction during the first half of 2025 were mainly related to newbuilt Wind Pace (EUR 326 million), newbuilt Wind Maker (EUR 356 million), vessel upgrades on Wind Peak (EUR 18 million), vessel upgrades on O-class vessels (EUR 11 million) and dry dock on Wind Osprey (EUR 4 million), while in the comparative period they related to the main cranes for both Wind Orca (EUR 60 million) and Wind Osprey (EUR 54 million).

In addition, assets under construction contains EUR 3 million (H1 2024: EUR 4 million) in guarantee fees to BW Group related to the A-class and P-class newbuild vessels.

Borrowing costs for H1 2025 have been capitalised in the total amount of EUR 29 million (H1 2024: EUR 5.4 million). The capitalisation rate used to determine the amount of borrowing costs to be capitalised is the weighted average interest rate applicable to the Company’s general borrowings during the reporting period, in this case 3.6% (H1 2024: 4%).

Impairment test of vessels (excluding goodwill)

For its assessment of the value of the vessels, the Company has considered impairment indicators and revised assumptions considered most significant in the fair value and value-in-use assessment in Annual Report 2024. Cadeler has assessed there were no significant changes to the value in use assumptions. The Company has identified neither internal nor external impairment indicators. Therefore, Management has not performed an impairment test of the value of the vessels as of 30 June 2025.